Leases	12 Months Ended
Sep. 30, 2014
Leases
Leases

13. Leases

The Company and its subsidiaries are lessees in non-cancelable leasing agreements for office buildings and equipment. The related payments are expensed on a straight-line basis over the lease term, including, as applicable, any free-rent period during which the Company has the right to use the asset. For leases with renewal options where the renewal is reasonably assured, the lease term, including the renewal period is used to determine the appropriate lease classification and to compute periodic rental expense. The following table presents, in millions, amounts payable under non-cancelable operating lease commitments during the following fiscal years:

Year Ending September 30,
2015	$181.4
2016	154.8
2017	126.4
2018	102.6
2019	86.1
Thereafter	234.7

Total	$886.0

Rent expense for leases for the years ended September 30, 2014, 2013 and 2012 was approximately $210.4 million, $225.4 million and $237.4 million, respectively. When the Company is required to restore leased facilities to original condition, provisions are made over the period of the lease.